LEASES - Carrying amounts (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)
LEASES
Beginning balance	Rp 28,471		Rp 24,024
Additions	7,443		10,437
Deductions and reclassifications	(919)		(539)
Depreciation expense	(5,662)		(5,451)
Ending balance	29,333	$ 1,759	28,471
Land rights
LEASES
Beginning balance	6,610		6,134
Additions	2,320		1,738
Deductions and reclassifications	(124)		(152)
Depreciation expense	(1,170)		(1,110)
Ending balance	7,636		6,610
Right-of-use assets fair value	31,111		29,612
Buildings
LEASES
Beginning balance	467		462
Additions	138		198
Deductions and reclassifications	49		(1)
Depreciation expense	(193)		(192)
Ending balance	461		467
Transmission installation and equipment
LEASES
Beginning balance	19,415		16,058
Additions	4,473		7,340
Deductions and reclassifications	(832)		(368)
Depreciation expense	(3,950)		(3,615)
Ending balance	19,106		19,415
Vehicles
LEASES
Beginning balance	492		519
Additions	413		241
Deductions and reclassifications	(12)		(2)
Depreciation expense	(310)		(266)
Ending balance	583		492
Others
LEASES
Beginning balance	1,487		851
Additions	99		920
Deductions and reclassifications			(16)
Depreciation expense	(39)		(268)
Ending balance	Rp 1,547		Rp 1,487
Minimum
LEASES
Lease term	1 year	1 year
Maximum
LEASES
Lease term	33 years	33 years